UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10319

MUTUALS.com
(Exact name of registrant as specified in charter)

700 N. Pearl Street, Suite 900
Dallas, Texas 75201
(Address of principal executive offices) (Zip code)

Dan Ahrens
U.S. Bancorp Fund Services, LLC
615 East Michigan Street, 2nd Floor
Milwaukee, Wisconsin 53202
(Name and address of agent for service)

(800) 688-8257
Registrant's telephone number, including area code

Date of fiscal year end: March 31, 2006

Date of reporting period: June 30, 2005

Item 1. Schedule of Investments.

PORTFOLIO OF INVESTMENTS
Generation Wave Aggressive Growth Fund	Ticker Symbol: GWAGX
June 30, 2005 (Unaudited)

Domestic Equity Funds	Shares	Market Value	% of Total
AIM Leisure Fund - Investor Class	24,703	$1,131,128	6.8%
Evergreen Health Care Fund - Class I	86,178	1,632,207	9.9%
FBR Small Cap Financial Fund - Class A	48,624	1,643,498	9.9%
Franklin Biotechnology Discovery Fund - Class A*	19,312	975,270	5.9%
Franklin Mutual Financial Services Fund - Class Z	118,084	2,417,187	14.6%
North Track PSE Tech 100 Index Fund - Class A*	146,675	3,168,170	19.2%
Vanguard Health Care Fund - Admiral Class	47,367	2,640,233	16.0%
Total Domestic Equity Funds (Cost $11,662,315)		13,607,693	82.3%

International Equity Funds
Matthews China Fund	92,528	1,306,493	7.9%
Matthews Korea Fund	301,480	1,371,734	8.3%
Total International Equity Funds (Cost $1,899,761)		2,678,227	16.2%

Money Market Fund
Federated Treasury Obligations Fund - Class IS	280,960	280,960	1.7%
Total Money Market Fund (Cost $280,960)		280,960	1.7%

Total Investments (Cost $13,843,036)		16,566,880	100.2%
Liabilities, less Other Assets		(36,267)	(0.2)%
Net Assets		$16,530,613	100.0%

* Non-income producing

For certain federal tax information, as well as information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund's most recent semi-annual or annual report.

PORTFOLIO OF INVESTMENTS
Generation Wave Growth Fund	Ticker Symbol: GWGFX
June 30, 2005 (Unaudited)

Domestic Balanced Fund	Shares	Market Value	% of Total

Calamos Growth and Income Fund - Class A	100,640	$2,982,956	10.4%
Total Domestic Balanced Fund (Cost $2,858,942)		2,982,956	10.4%

Domestic Equity Funds
Dodge & Cox Stock Fund	31,150	4,033,578	14.0%
Evergreen Health Care Fund - Class I	148,384	2,810,397	9.8%
FBR Small Cap Financial Fund - Class A	108,568	3,669,598	12.8%
Franklin Mutual Financial Services Fund - Class Z	198,900	4,071,475	14.2%
North Track PSE Tech 100 Index Fund - Class A*	41,421	894,692	3.1%
Vanguard Health Care Fund - Admiral Class	68,673	3,827,842	13.3%
Total Domestic Equity Funds (Cost $15,582,512)		19,307,582	67.2%

Global Equity Fund
Allianz RCM Global Technology Fund - Institutional*	86,912	2,957,603	10.3%
Total Global Equity Fund (Cost $2,121,283)		2,957,603	10.3%

International Equity Funds
Dodge & Cox International Stock Fund	48,017	1,496,680	5.2%
Oakmark International Fund - Class I	73,045	1,575,581	5.5%
Total International Equity Funds (Cost $2,099,453)		3,072,261	10.7%

Money Market Fund
Federated Treasury Obligations Fund - Class IS	471,953	471,953	1.6%
Total Money Market Fund (Cost $471,953)		471,953	1.6%

Total Investments (Cost $23,134,143)		28,792,355	100.2%
Liabilities, less Other Assets		(54,981)	(0.2)%
Net Assets		$28,737,374	100.0%

* Non-income producing

For certain federal tax information, as well as information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund's most recent semi-annual or annual report.

PORTFOLIO OF INVESTMENTS
Generation Wave Alternative Growth Fund	Ticker Symbol: GWLGX
June 30, 2005 (Unaudited)

Domestic Balanced Fund	Shares	Market Value	% of Total
Oakmark Equity & Income Fund - Class I	49,005	$1,176,618	10.4%
Total Domestic Balanced Fund (Cost $1,147,135)		1,176,618	10.4%

Domestic Bond Fund
PIMCO Real Return Fund - Institutional	95,431	1,101,278	9.7%
Total Domestic Bond Fund (Cost $1,091,357)		1,101,278	9.7%

Domestic Equity Funds
Calamos Growth Fund - Class A	22,281	1,132,317	10.0%
Dodge & Cox Stock Fund	14,642	1,896,012	16.8%
Franklin Mutual Financial Services Fund - Class Z	92,905	1,901,763	16.8%
Vanguard Health Care Fund - Admiral Class	29,070	1,620,369	14.3%
Total Domestic Equity Funds (Cost $5,044,237)		6,550,461	57.9%

Global Equity Fund
Allianz RCM Global Technology Fund - Institutional*	35,782	1,217,663	10.8%
Total Global Equity Fund (Cost $929,317)		1,217,663	10.8%

International Equity Fund
Oakmark International Fund - Class I	49,085	1,058,766	9.3%
Total International Equity Fund (Cost $600,311)		1,058,766	9.3%

Money Market Fund
Federated Treasury Obligations Fund - Class IS	240,033	240,033	2.1%
Total Money Market Fund (Cost $240,033)		240,033	2.1%

Total Investments (Cost $9,052,390)		11,344,819	100.2%
Liabilities, less Other Assets		(26,979)	(0.2)%
Net Assets		$11,317,840	100.0%

* Non-income producing

For certain federal tax information, as well as information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund's most recent semi-annual or annual report.

PORTFOLIO OF INVESTMENTS
Vice Fund	Ticker Symbol: VICEX
June 30, 2005 (Unaudited)

COMMON STOCKS	Shares	Market Value	% of Total
Aerospace/Defense
Armor Holdings, Inc.*	19,000	$752,590	1.8%
Curtiss-Wright Corp.	14,000	755,300	1.8%
Engineered Support Systems, Inc.	27,200	974,576	2.3%
General Dynamics Corp.	5,000	547,700	1.3%
Innovative Solutions & Support, Inc.*	23,000	772,110	1.8%
L-3 Communications Holdings, Inc.	20,000	1,531,600	3.6%
Lockheed Martin Corp.	12,000	778,440	1.8%
ManTech International Corp. - Class A*	14,600	453,184	1.1%
Northrop Grumman Corp.	16,000	884,000	2.1%
Orbital Sciences Corp.*	75,000	742,500	1.7%
United Technologies Corp.	19,000	975,650	2.3%
		9,167,650	21.6%

Alcoholic Beverages
Anheuser-Busch Companies, Inc.	34,000	1,555,500	3.7%
Brown-Forman Corp. - Class B	10,000	604,600	1.4%
Central European Distribution Corp.*	20,000	746,600	1.8%
Companhia de Bebidas das Americas (AmBev), ADR	3,200	81,472	0.2%
Constellation Brands, Inc. - Class A*	44,000	1,298,000	3.0%
Diageo plc, ADR	21,400	1,269,020	3.0%
Fomento Economico Mexicano, S.A. de C.V., ADR	8,000	476,560	1.1%
Fortune Brands, Inc.	15,000	1,332,000	3.1%
Molson Coors Brewing Co. - Class B	17,000	1,054,000	2.5%
		8,417,752	19.8%

Casinos, Gambling & Lotteries
Alliance Gaming Corp.*	26,700	374,334	0.9%
Ameristar Casinos, Inc.	16,800	438,312	1.0%
GTECH Holdings Corp.	30,000	877,200	2.1%
Harrah's Entertainment, Inc.	18,000	1,297,260	3.1%
International Game Technology	60,000	1,689,000	4.0%
Kerzner International Ltd.*	7,000	398,650	0.9%
Las Vegas Sands Corp.*	10,000	357,500	0.8%
MGM MIRAGE*	36,000	1,424,880	3.4%
Multimedia Games, Inc.*	67,000	737,670	1.7%
Penn National Gaming, Inc.*	16,000	584,000	1.4%
Progressive Gaming International Corp.*	35,100	516,847	1.2%
Scientific Games Corp. - Class A*	42,000	1,131,060	2.7%
Shuffle Master, Inc.*	46,000	1,289,380	3.0%
		11,116,093	26.2%

Miscellaneous
Activision, Inc.*	60,000	991,200	2.3%
Berkshire Hathaway Inc. - Class B*	400	1,113,400	2.6%
Electronic Arts Inc.*	12,000	679,320	1.6%
Guitar Center, Inc.*	17,000	992,290	2.4%
Harley-Davidson, Inc.	18,000	892,800	2.1%
Microsoft Corp.	20,000	496,800	1.2%
Playboy Enterprises, Inc. - Class B*	30,000	388,200	0.9%
Rick's Cabaret International, Inc.*	63,000	174,510	0.4%
SCP Pool Corp.	13,150	461,434	1.1%
		6,189,954	14.6%

Tobacco
Altria Group, Inc.	29,000	1,875,140	4.4%
British American Tobacco plc, ADR	32,000	1,242,240	2.9%
Imperial Tobacco Group plc, ADR	16,900	919,529	2.2%
Loews Corp. - Carolina Group	23,000	766,360	1.8%
Reynolds American Inc.	8,000	630,400	1.5%
UST Inc.	12,000	547,920	1.3%
		5,981,589	14.1%

Total Common Stocks (Cost $34,931,665)		40,873,038	96.3%

PREFERRED STOCK
Alcoholic Beverages
Companhia de Bebidas das Americas (AmBev), ADR	16,000	494,400	1.2%

Total Preferred Stock (Cost $347,607)		494,400	1.2%

SHORT-TERM INVESTMENTS
Variable Rate Demand Notes (1)
American Family Financial Services Inc., 2.9487%	839,085	839,085	2.0%
Wisconsin Corporate Central Credit Union, 3.0000%	788,637	788,637	1.8%
Total Short-Term Investments (Cost $1,627,722)		1,627,722	3.8%

Total Investments (Cost $36,906,994)		42,995,160	101.3%
Liabilities less Other Assets		(545,360)	(1.3)%
Net Assets		$42,449,800	100.0%

(1) Variable rate demand notes are considered short-term obligations and are payable upon demand.
Interest rates change periodically on specified dates. The rates listed are as of June 30, 2005.
* Non-income producing
ADR - American Depositary Receipt

For certain federal tax information, as well as information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund's most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer has concluded, based on an evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) the disclosure controls and procedures are effective as of a date within 90 days of the filing date of this Form N-Q.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter ended June 30, 2005 that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MUTUALS.com

By:    /s/ Dan Ahrens
Dan Ahrens, President

Date:      August 26, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By:    /s/ Dan Ahrens
Dan Ahrens, President and Treasurer

Date:     August 26, 2005